SEMIANNUAL REPORT

                                [GRAPHIC OMITTED]

                       Massachusetts Tax-Free Income Fund


                                FEBRUARY 28, 1998


                       [Logo] JOHN HANCOCK FUNDS
                              A Global Investment Management Firm

=============================== CHAIRMAN'S MESSAGE =============================

                                 TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                               DENNIS S. ARONOWITZ
                            RICHARD P. CHAPMAN, JR.*
                               WILLIAM J. COSGROVE
                                DOUGLAS M. COSTLE
                                LELAND O. ERDAHL
                               RICHARD A. FARRELL
                                 GAIL D. FOSLER
                                WILLIAM F. GLAVIN
                                 ANNE C. HODSDON
                                DR. JOHN A. MOORE
                              PATTI MCGILL PETERSON
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                                EDWARD SPELLMAN*
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                                    President
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                  Second Vice President and Compliance Officer

                                    CUSTODIAN
                        INVESTORS BANK AND TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803


      DEAR FELLOW SHAREHOLDERS:

The stock market astounded many in 1997 by producing a record-breaking third straight year of 20%-plus returns. Bond investors also enjoyed the benefits of a strong economy with no inflation. After such a remarkable performance, many are wondering what the markets will do for an encore in 1998.

--------------------------------------------------------------------------------
[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]
--------------------------------------------------------------------------------

      Within the first two months of the year, we saw two different sides of the market. In January, the market underwent rapid mood swings and barely advanced at all. While news on the domestic inflation and economic fronts remained good, investors were still trying to determine how much of the Asian financial crisis would filter through the U.S. economy and corporate profits. Each week, it seemed, investors either had on their rose-colored glasses or had taken them off. Then in February, fears apparently dissipated, and the market rallied to new all-time highs by the month's end.

      In the face of such fluctuations, a trusted investment professional can be your best ally. Now, more than ever, your investment professional can help you take the emotion out of investment decisions. At a time when your instincts might have you react to the heat of the market's moment, your investment professional can serve as an objective voice to put current events in a longer-term perspective. He or she can also help you evaluate your investments in any market environment to ensure that they fit your risk tolerance and time horizons. On an ongoing basis, your investment professional is there for you to check out new investment ideas or to get an informed opinion about current economic and market conditions.

      We encourage you to take advantage of this important resource. Working together, you can draw up a detailed road map to help reach your financial destination regardless of the conditions along the way.

Sincerely,

/s/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

                 BY DIANNE SALES, CFA, FRANK LUCIBELLA, CFA, AND
                     BARRY EVANS, CFA, CO-PORTFOLIO MANAGERS

                                  John Hancock
                       Massachusetts Tax-Free Income Fund

             Municipal bonds perform well, despite supply pressures

Municipal bond investors continued to reap the benefits of a healthy bond market during the last six months. Tame inflation and falling interest rates were the key market drivers, pushing bond prices up and yields down. The financial crisis in Southeast Asia also buoyed the bond market, particularly in the fourth quarter of 1997. As worries about Asia's financial woes heightened, more investors sought out a "safe haven" in U.S. bonds, particularly Treasuries.

      Municipal bonds, however, had trouble keeping up with U.S. Treasuries in the latest bond market rally because of the significant increase in new issues. In order to take advantage of lower interest rates, more local governments have been issuing new tax-exempt bonds. In fact, 1997 was the third most prolific year of new issues ever in the municipal market. This flood of new issuance in the last quarter of 1997 increased pressure on the municipal market, causing them to lag Treasuries during the period.

      Even with the supply pressures, municipal bonds turned in a strong performance during the period. John Hancock Massachusetts Tax-Free Income Fund's Class A and Class B shares returned 5.42% and 5.05%, respectively, at net

"Tame inflation and falling interest rates were the key market drivers..."


--------------------------------------------------------------------------------
[A 2 1/4" x 3 1/2" photo of fund management team. Caption reads: Fund Management team members (l-r) Barry Evans, Mike Roye, Dianne Sales, Frank Lucibella and Holly Morris.]
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3

================================================================================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

"...we continued to carefully manage the portfolio's duration."

--------------------------------------------------------------------------------
["Pie chart with the heading "Portfolio Diversification" at the top left hand column. The chart is divided into 10 sections. Going from top left to right; Education 16%; Electric Power 9%; Health 16%; Hospital 3%; Housing 8%; Industrial Development 10%; Other 7%; Transportation 8%; Water & Sewer 9%; General Obligation 14%. Footnote below states "As a percentage of net assets on February 28, 1998."]
--------------------------------------------------------------------------------

asset value. Keep in mind that your net asset value return will be different from this if you were not invested in the Fund for the entire period and did not reinvest all distributions. The Fund's returns were in line with the average Massachusetts fund's return of 5.06%, according to Lipper Analytical Services, Inc. (1) Please see pages six and seven for longer-term performance information.

Uninsured holdings buoy performance

By far, the most important trend in the municipal market continues to be the collapse of credit spreads. All that means is that the difference in yield between bonds with different credit ratings has narrowed considerably. There are a few reasons for this phenomenon. First, with far more credit upgrades than downgrades in the market, there's very little concern about credit risk -- that is, the ability of a municipality to make good on its debt. What's more, because roughly 70% of the new issues coming to market are insured, the supply of uninsured bonds with higher yields has become more scarce. At the same time, however, demand for these higher-yielding issues has remained strong. Accordingly, their prices have risen and yields have fallen -- closing the yield gap between insured and uninsured bonds.

      The Fund has benefited tremendously from this compression in credit spreads, thanks to its strong holdings in uninsured bonds. Through in-depth credit analysis, we have been able to identify uninsured bonds with not only attractive yields, but also solid fundamentals and improving credit profiles. One of our best performers was New England Baptist Hospital. Its merger with Pathway Network, Inc. resulted in its credit upgrade, which enabled it to restructure its debt and has driven its strong performance during the last six months.

Portfolio duration and structure

Throughout the period, we continued to carefully manage the portfolio's duration. Duration is a measure of how sensitive a fund's share price is to interest-rate changes. The shorter the duration, the less sensitive the share price is to changes in interest rates. During last summer and fall, we extended the Fund's duration, which allowed us to reap the benefits of the bond market's rally. More recently, however, we've moved to a more neutral stance, given the market's strong upward move and the uncertainty surrounding the direction of the U.S. economy.

   Our long-time focus on call protection has also continued. As you may remember from previous reports, call protection protects a bond from being redeemed early by its issuer for a

--------------------------------------------------------------------------------
["Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance...and what's behind the numbers. The first listing is New England Baptist Hospital followed by an up arrow and the phrase "Merger/credit upgrade". The second listing is Housing bonds followed by a down arrow with the phrase "Prepayments hurt performance". The third listing is MIFA - Glenmeadow followed by a up arrow with the phrase "Project completion equals improved credit" Footnote at the bottom states See "Schedule of Investments." Investment holdings are subject to change."]
--------------------------------------------------------------------------------

================================================================================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

--------------------------------------------------------------------------------
["Bar Chart with the heading "Fund Performance" at the top of left hand column. Under the heading is the footnote: "For the six months ended February 28, 1998." The chart is scaled in increments of 1% with the 6% at the top and 0% at the bottom. The first represents the 5.42% total return for John Hancock Massachusetts Tax-Free Income Fund: Class A. The second represents the 5.05% total return for John Hancock Massachusetts Tax-Free Income Fund: Class B. The third represent the 5.06% total return for Average Massachusetts municipal bond fund. A Footnote below reads "The returns for John Hancock Massachusetts Tax-Free Income Fund are at net asset value with all distributions reinvested. The average Massachusetts municipal bond fund is tracked by Lipper Analytical Services, Inc. (1) See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

certain period of time. Good call protection is especially important in a falling interest-rate environment. That's because if a bond gets called away -- or redeemed -- early, investors are forced to reinvest their money in bonds with lower yields. By focusing on issues with strong call protection, we've been able to maintain the Fund's competitive yields.

Outlook

Looking ahead, we're optimistic about the prospects for the Massachusetts municipal bond market. The economy continues to grow at a steady pace with low unemployment and a strong real estate market. The state is also spending heavily to improve its infrastructure. The Central Artery Project in downtown Boston is moving forward, and we're likely to see increased issuance as the state continues to fund this project. We've also seen new issuance from other state entities such as the Massachusetts Water Authority and the Massachusetts Health and Education Agency. After the scarcity of new issues in the state in the past few years, this new supply is a welcome change, providing some attractive opportunities for investors.

      The macro-economic environment is also favorable for municipal bonds. The Federal Reserve has been vigilant about keeping a lid on inflation and there's no reason to believe that will change in the near future. The biggest question is whether Asia's economic turmoil will slow the U.S. economy. Until the impact becomes more clear, we are likely to see the Fed put their interest-rate policy on hold, and the bond market continue to trade in a narrow range. However, we firmly believe that there's little risk of inflation. If anything, Asia's financial woes will have a moderating effect on the U.S. economy, which should help keep inflation in check. Against that backdrop, bonds should continue to perform well.

      Supply pressures in the municipal market are likely to continue through the first part of 1998 as state and local governments continue to take advantage of the low interest-rate environment. However, we view this market pressure as a great buying opportunity. With many municipal bonds now trading at attractive valuations, we're looking for opportunities to add new issues to the portfolio, especially those with strong call protection.

"...we're optimistic about the prospects for the Massachusetts municipal bond market."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

(1) Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Massachusetts Tax-Free Income Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.50%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

--------------------------------------------------------------------------------
 CLASS A
--------------------------------------------------------------------------------

For the period ended December 31, 1997

                                          ONE       FIVE        TEN
                                          YEAR      YEARS      YEARS
                                         ------    -------    -------
Cumulative Total Returns                 4.42%     34.93%     110.09%
Average Annual Total Returns(1)          4.42%      6.17%       7.71%

--------------------------------------------------------------------------------
 CLASS B
--------------------------------------------------------------------------------

For the period ended December 31, 1997

                                                                SINCE
                                                      ONE     INCEPTION
                                                      YEAR    (10/3/96)
                                                    -------  -----------
Cumulative Total Returns                             3.56%      7.19%
Average Annual Total Returns(1)                      3.56%      5.74%

--------------------------------------------------------------------------------
 YIELDS
--------------------------------------------------------------------------------

As of February 28, 1998
                                                              SEC 30-DAY
                                                                 YIELD
                                                              ----------
John Hancock Massachusetts Tax-Free Income Fund: Class A         4.23%
John Hancock Massachusetts Tax-Free Income Fund: Class B         3.72%


Notes to Performance

(1) The Adviser has voluntarily reduced a portion of the management fee and a portion of the custodian fees have been reduced by balance credits during the period. Without the reductions of expenses, the average annual total returns for the one-year, five-year and since inception periods for Class A shares would have been 4.03%, 5.66% and 6.86%, respectively. The average annual total returns for the one-year period and since inception for Class B shares would have been 3.16% and 5.33%, respectively.

================================================================================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Massachusetts Tax-Free Income Fund
Class A shares

Fist line chart has the heading Massachusetts Tax-Free Income Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines:

The first line represents the value of the hypothetical $10,000 investment made in the Massachusetts Tax-Free Income Fund on September 3, 1987, before sales charge, and is equal to $23,293 as of as of February 28, 1998. The second line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $23,171 as of as of February 28, 1998. The third line represents the Massachusetts Tax-Free Income Fund after sales charge and is equal to $22,627 as of as of February 28, 1998.

Massachusetts Tax-Free Income Fund
Class B shares

The second line chart has the heading Massachusetts Tax-Free Income Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines:

The first line represents the represents the value of the Lehman Brothers Municipal Bond Index and is equal to $11,316 as of as of February 28, 1998. The second line represents the value of the hypothetical $10,000 investment made in the Massachusetts Tax-Free Income Fund on October 3, 1996, before sales charge, and is equal to $11,144 as of as of February 28, 1998. The third line represents Massachusetts Tax-Free Income Fund after sales charge and is equal to $10,744 as of as of February 28, 1998.
--------------------------------------------------------------------------------

=========================== FINANCIAL STATEMENTS ===============================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on February 28, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments at value - Note C:
   Tax-exempt long-term bonds (cost - $52,881,074) .........   $ 57,719,317
  Receivable for investments sold ..........................         97,011
  Receivable for shares sold ...............................        204,734
  Interest receivable ......................................        852,068
  Receivable for futures variation margin - Note A .........          5,625
  Other assets .............................................         42,341
                                                               ------------
                    Total Assets ...........................     58,921,096
                    -------------------------------------------------------
Liabilities:
  Due to custodian .........................................        709,700
  Dividend payable .........................................         17,502
  Payable to John Hancock Advisers, Inc.
   and affiliates - Note B .................................         13,053
  Accounts payable and accrued expenses ....................         18,651
                                                               ------------
                    Total Liabilities ......................        758,906
                    -------------------------------------------------------
Net Assets:
  Capital paid-in ..........................................     53,732,428
  Accumulated net realized loss on investments and
   financial futures contracts .............................       (394,923)
  Net unrealized appreciation of investments and
   financial futures contracts .............................      4,815,527
  Undistributed net investment income ......................          9,158
                                                               ------------
                    Net Assets .............................   $ 58,162,190
                    =======================================================

Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial interest outstanding -
   unlimited number of shares authorized with no par value, respectively)
  Class A - $54,315,534/4,364,953 ..........................         $12.44
  ==============================================================================
  Class B - $3,846,656/309,128 .............................         $12.44
  ==============================================================================
Maximum Offering Price Per Share*
  Class A - ($12.44 x 104.71%) .............................         $13.03
  ==============================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest ................................................         $ 1,729,390
                                                                    -----------
  Expenses:
   Investment management fee - Note B .....................             142,269
   Distribution and service fee - Note B
     Class A ..............................................              80,894
     Class B ..............................................              14,893
   Transfer agent fee - Note B ............................              32,131
   Custodian fee ..........................................              25,864
   Auditing fee ...........................................              10,414
   Registration and filing fees ...........................               5,970
   Printing ...............................................               5,342
   Financial services fee - Note B ........................               5,028
   Trustees' fees .........................................               1,634
   Miscellaneous ..........................................                 841
   Legal fees .............................................                 833
   Less management fee reduction - Note B .................            (113,786)
                                                                    -----------
                    Total Expenses ........................             212,327
                    ------------------------------------------------------------
                    Less Expense Reductions -
                    Note B.................................              (2,724)
                    ------------------------------------------------------------
                    Net Expenses...........................             209,603
                    ------------------------------------------------------------
                    Net Investment Income .................           1,519,787
                    ------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Financial Futures Contracts:
  Net realized gain on investments sold .......................          44,977
  Net realized gain on financial futures contracts ............         187,834
  Change in net unrealized appreciation/depreciation
   of investments .............................................       1,315,623
  Change in net unrealized appreciation/depreciation
   of financial futures contracts .............................         (24,375)
                                                                     ----------
                    Net Realized and Unrealized
                    Gain on Investments and
                    Financial Futures Contracts ...............       1,524,059
                    ------------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ............           $3,043,846
                    ============================================================


                        SEE NOTES TO FINANCIAL TATEMENTS.

=========================== FINANCIAL STATEMENTS ===============================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          SIX MONTHS ENDED
                                                                                           YEAR ENDED    FEBRUARY 28, 1998
                                                                                         AUGUST 31, 1997   (UNAUDITED)
                                                                                         --------------- ------------------
Increase in Net Assets:
From Operations:
   Net investment income ..............................................................   $  3,130,162    $  1,519,787
   Net realized gain (loss) on investments sold and financial futures contracts .......         (9,552)        232,811
   Change in net unrealized appreciation of investments and financial futures contracts      2,137,301       1,291,248
                                                                                          ------------    ------------
       Net Increase in Net Assets Resulting from Operations ...........................      5,257,911       3,043,846
                                                                                          ------------    ------------
Distributions to Shareholders:
   Distributions from net investment income
     Class A - ($0.6624 and $0.3305 per share, respectively) ..........................     (3,076,399)     (1,459,058)
     Class B - ($0.5409 and $0.2873 per share, respectively) ..........................        (40,163)        (70,242)
                                                                                           ------------    ------------
        Total Distributions to Shareholders ...........................................     (3,116,562)     (1,529,300)
                                                                                           ------------    ------------
From Fund Share Transactions - Net:* ..................................................       (639,088)        (23,379)
                                                                                           ------------    ------------
Net Assets:
   Beginning of period ................................................................     55,168,762      56,671,023
                                                                                           ------------    ------------
   End of period (including undistributed net investment income of
     $18,671 and $9,158, respectively) ................................................   $ 56,671,023    $ 58,162,190
                                                                                           ===========    ============

* Analysis of Fund Share Transactions:

                                                                                                              SIXMONTHS ENDED
                                                                                YEAR ENDED                   FEBRUARY 28, 1998
                                                                              AUGUST 31, 1997                   (UNAUDITED)
                                                                         ------------------------     ----------------------------
                                                                           SHARES       AMOUNT            SHARES        AMOUNT
                                                                         ---------    -----------     ------------   -------------

CLASS A
   Shares sold ..................................................        465,463    $  5,553,824         228,091    $  2,812,703
   Shares issued to shareholders in reinvestment of distributions        170,206       2,035,827          78,792         971,643
                                                                    ------------    ------------    ------------    ------------
                                                                         635,669       7,589,651         306,883       3,784,346
   Less shares repurchased ......................................       (890,320)    (10,619,595)       (418,889)     (5,161,384)
                                                                    ------------    ------------    ------------    ------------
   Net decrease .................................................       (254,651)   ($ 3,029,944)       (112,006)   ($ 1,377,038)
                                                                    ============    ============    ============    ============
CLASS B**
   Shares sold ..................................................        199,045    $  2,385,475         110,207    $  1,361,479
   Shares issued to shareholders in reinvestment of distributions          2,219          26,681           3,553          43,872
                                                                    ------------    ------------    ------------    ------------
                                                                         201,264       2,412,156         113,760       1,405,351
   Less shares repurchased ......................................         (1,755)        (21,300)         (4,141)        (51,692)
                                                                    ------------    ------------    ------------    ------------
   Net increase ................................................         199,509    $  2,390,856         109,619    $  1,353,659
                                                                    ============    ============    ============    ============

** Class B commenced operations on October 3, 1996.

The Statement of Changes in Net Assets shows how the value of net assets of the Fund has changed since the end of the previous period. The difference reflects net investment income, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================== FINANCIAL STATEMENTS ===============================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------


                                                                                YEAR ENDED AUGUST 31,             SIX MONTHS ENDED
                                                                ------------------------------------------------  FEBRUARY 28, 1998
                                                                  1993      1994     1995      1996        1997     (UNAUDITED)
                                                                  ----      ----     ----      ----        ----   -----------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ......................  $ 11.75   $ 12.43   $ 11.56   $ 11.76     $ 11.66     $ 12.12
                                                                -------   -------   -------   -------     -------     -------
   Net Investment Income .....................................     0.67      0.63      0.65      0.65        0.66        0.33(7)
   Net Realized and Unrealized Gain (Loss) on Investments and
     Financial Futures Contracts .............................     0.82     (0.75)     0.20     (0.10)       0.46        0.32
                                                                -------   -------   -------   -------     -------     -------
       Total from Investment Operations ......................     1.49     (0.12)     0.85      0.55        1.12        0.65
   Less Distributions:                                          -------   -------   -------   -------     -------     -------
     Dividends from Net Investment Income ....................    (0.67)    (0.63)    (0.65)    (0.65)      (0.66)      (0.33)
     Distributions from Net Realized Gain on Investments Sold     (0.14)    (0.12)     --        --          --          --
                                                                -------   -------   -------   -------     -------     -------
       Total Distributions ...................................    (0.81)    (0.75)    (0.65)    (0.65)      (0.66)      (0.33)
                                                                -------   -------   -------   -------     -------     -------
   Net Asset Value, End of Period ............................  $ 12.43   $ 11.56   $ 11.76   $ 11.66     $ 12.12     $ 12.44
                                                                =======   =======   =======   =======     =======     =======
   Total Investment Return at Net Asset Value (2) ............    13.29%    (0.97%)    7.66%     4.78%       9.85%       5.42%(6)
   Total Adjusted Investment Return at Net Asset Value (2,3) .    12.38%    (1.50%)    7.21%     4.30%       9.45%       5.22%(6)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ..................  $ 50,019  $54,122   $54,416   $55,169     $54,253     $54,315
   Ratio of Expenses to Average Net Assets ...................     0.67%     0.70%     0.70%     0.75%(4)    0.71%(4)    0.71%(4,5)
   Ratio of Adjusted Expenses to Average Net Assets (1) ......     1.58%     1.23%     1.15%     1.18%       1.11%       1.11%(5)
   Ratio of Net Investment Income to Average Net Assets ......     5.61%     5.28%     5.67%     5.53%       5.59%       5.40%(5)
   Ratio of Adjusted Net Investment Income to Average Net
     Assets (1)                                                    4.70%     4.75%     5.22%     5.05%       5.19%       5.00%(5)
   Portfolio Turnover Rate ...................................       79%       29%       24%       36%         12%          4%
   Expense and Fee Reduction Per Share .......................  $  0.11   $  0.06   $  0.05   $  0.06     $  0.05     $  0.02(7)


The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                      SEE NOTES TO FINANCIAL STATEMENTS.

=========================== FINANCIAL STATEMENTS ===============================

             John Hancock Funds - Massachusetts Tax-Free Income Fund


Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD FROM
                                                                                   OCTOBER 3, 1996
                                                                                (COMMENCEMENT OF         SIX MONTHS ENDED
                                                                                    OPERATIONS)         FEBRUARY 28, 1998
                                                                                 TO AUGUST 31, 1997         (UNAUDITED)
                                                                                -------------------     -----------------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period ..........................................   $ 11.84               $ 12.12
                                                                                     -------               -------
   Net Investment Income .........................................................      0.54                  0.29(7)
   Net Realized and Unrealized Gain on Investments and Financial Futures Contracts      0.28                  0.32
                                                                                     -------               -------
       Total from Investment Operations ..........................................      0.82                  0.60
                                                                                     -------               -------
   Less Distributions:
     Dividends from Net Investment Income ........................................     (0.54)                (0.29)
                                                                                     -------               -------
   Net Asset Value, End of Period ................................................   $ 12.12               $ 12.44
                                                                                     =======               =======
   Total Investment Return at Net Asset Value (2) ................................      7.08%(6)              5.05%(6)
   Total Adjusted Investment Return at Net Asset Value (2,3) .....................      6.72%(6)              4.85%(6)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ......................................   $  2,418             $  3,847
   Ratio of Expenses to Average Net Assets .......................................      1.41%(4,5)            1.41%(4,5)
   Ratio of Adjusted Expenses to Average Net Assets (1) ..........................      1.81%(5)              1.81%(5)
   Ratio of Net Investment Income to Average Net Assets ..........................      4.82%(5)              4.71%(5)
   Ratio of Adjusted Net Investment Income to Average Net Assets (1) .............      4.42%(5)              4.31%(5)
   Portfolio Turnover Rate .......................................................        12%                    4%
   Expense and Fee Reduction Per Share ...........................................   $  0.04               $  0.02(7)

   (1) Unreimbursed, without fee reduction.
   (2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
   (3) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
   (4) The Ratio of Expenses to Average Net Assets for the periods ending on or after August 31, 1996 excludes the effect of balance credits described in Note B. If these expense reductions were included, the Ratio of Expenses to Average Net Assets would have been 0.70% for Class A and 1.40% for Class B.
   (5) Annualized.
   (6) Not Annualized.
   (7) Based on the average of the shares outstanding at the end of each month.


                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================== FINANCIAL STATEMENTS ===============================

             John Hancock Funds - Massachusetts Tax-Free Income Fund


Schedule of Investments
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Massachusetts Tax-Free Income Fund on February 28, 1998. It has one main category: tax-exempt long-term bonds. The tax-exempt bonds are broken down by state or territory. Under each state or territory is a list of the securities owned by the Fund.

                                                                                      PAR VALUE            YIELD
                                                         INTEREST  MATURITY  CREDIT    (000s     MARKET     AT
STATE, ISSUER, DESCRIPTION                                 RATE      DATE    RATING*  OMITTED)   VALUE    MARKET +
--------------------------                               -------- --------  -------- --------  --------  --------
TAX-EXEMPT LONG-TERM BONDS
Massachusetts (88.78%)
  Boston City Industrial Development Financing Auth,
   Sewage Facil Rev 1991 Ser Harbor Elec Energy Co Proj   7.375%  05-15-15     BBB     $250    $272,420   6.77%
  Boston Water and Sewer Commission,
   Gen Rev 1991 Ser A Sr Ser..................            7.000   11-01-18     AAA      500     558,705   6.26
   Gen Rev 1992 Ser A Sr Ser..................            5.750   11-01-13     A+       500     546,090   5.26
  Boston, City of,
   GO 1990 Ser A..............................            7.375   02-01-10     A+       350     378,928   6.81
   GO 1991 Ser A MBIA.........................            6.750   07-01-11     AAA      350     385,728   6.12
   GO 1992 Ser A AMBAC........................            6.500   07-01-12     AAA      500     550,400   5.90
   Rev Boston City Hosp FHA-Ins Mtg Ser A.....            7.625   02-15-21     AAA      500     552,355   6.90
  Brockton, City of,
   State Qualified Municipal Purpose Ln of 1993           6.125   06-15-18     A      2,000   2,123,460   5.77
  Holyoke, City of,
   GO School Proj Ln Act of 1948..............            7.650   08-01-09     Baa2   1,000   1,129,810   6.77
  Massachusetts Bay Transportation Auth,
   Gen Trans Sys Rev Ref 1994 Ser A...........            7.000   03-01-14     AA-    1,000   1,229,870   5.69
  Massachusetts Educational Financing Auth,
   Ed Ln Rev Iss D Ser 1991A..................            7.250   01-01-09     AAA      430     462,198   6.74
  Massachusetts Health and Educational Facilities Auth,
   Rev Anna Jaques Hosp Iss Ser B.............            6.875   10-01-12     Baa1   1,250   1,353,725   6.35
   Rev Bentley College Iss Ser H..............            6.875   07-01-12     AAA      250     274,173   6.27
   Rev Boston College Iss Ser J...............            6.625   07-01-21     AAA    1,000   1,088,980   6.08
   Rev Charlton Memorial Hosp Iss Ser B.......            7.250   07-01-13     A      2,250   2,510,775   6.50
   Rev Community Colleges Prog Iss Ser A......            6.600   10-01-22     AAA      250     275,635   5.99
   Rev Dana-Farber Cancer Institute Ser G-1...            6.250   12-01-22     A        500     542,520   5.76
   Rev Lowell Gen Hosp Iss Ser A..............            8.400   06-01-11     A3       600     687,864   7.33
   Rev Melrose-Wakefield Hosp Iss Ser B.......            6.350   07-01-06     A-       500     548,485   5.79
   Rev Milford-Whitinsville Regional Hosp Iss Ser C       5.250   07-15-18     BBB-     800     783,296   5.36
   Rev New England Baptist Hosp Iss Ser B.....            7.350   07-01-17     AAA      250     279,497   6.57
   Rev New England Deaconess Hosp Iss Ser D...            6.875   04-01-22     AAA    2,210   2,473,653   6.14
   Rev Northeastern Univ Iss Ser E............            6.550   10-01-22     AAA    1,000   1,107,090   5.92
   Rev Ref Worcester Polytechnic Institute Iss Ser E      6.625   09-01-17     AAA      250     279,370   5.93
   Rev Reg Inverse Floater Ser 1993...........            7.600#  08-15-23     AAA      500     560,625   6.79
   Rev Smith College Iss Ser D................            5.750   07-01-24     AA-      500     518,385   5.55
  Massachusetts Housing Finance Agency,
   Rev Insured Rental Hsg 1994 Ser A..........            6.600   07-01-14     AAA    1,100   1,169,410   6.21


                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================== FINANCIAL STATEMENTS ===============================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

                                                                                       PAR VALUE                YIELD
                                                         INTEREST  MATURITY  CREDIT      (000s      MARKET       AT
STATE, ISSUER, DESCRIPTION                                 RATE      DATE    RATING*   OMITTED)     VALUE      MARKET +
--------------------------                               -------- --------  --------   --------    --------    --------
Massachusetts (continued)
  Massachusetts Housing Finance Agency (continued),
   Rev Residential Devel FNMA Coll Ser C......           6.875%   11-15-11     AAA       $2,000    $2,178,860    6.31%
   Rev Residential Devel FNMA Coll Ser D......           6.800    11-15-12     AAA          500       539,525    6.30
   Single Family Hsg Rev Ser 5................           8.375    06-01-15     A+            50        51,075    8.20
   Single Family Hsg Rev Ser 7................           8.400    12-01-16     A+            10        10,228    8.21
   Single Family Hsg Rev Ser 13...............           7.950    06-01-23     A+           160       169,562    7.50
   Single Family Hsg Rev Ser 18...............           7.350    12-01-16     A+           550       583,720    6.93
  Massachusetts Industrial Finance Agency,
   Assisted Living Facil Rev
     Newton Group Properties LLC Proj.........           8.000    09-01-27     BB         1,000     1,039,700    7.69
   Assisting Living Facil Rev
     TNG Marina Bay LLC Proj..................           7.500    12-01-27     BB         1,000     1,012,530    7.41
   Resource Recovery Rev Ref Ser 1993 A
     Mass Refusetech Inc Proj.................           6.300    07-01-05     BBB        1,825     1,976,657    5.82
   Rev Assumption College Iss 1996............           6.000    07-01-26     AAA        1,000     1,068,260    5.62
   Rev Dana Hall School Iss...................           5.800    07-01-17     BBB-       1,090     1,130,472    5.59
   Rev Ref Emerson College Iss Ser 1991A......           8.900    01-01-18     BBB-         250       276,168    8.06
   Rev Ref Holy Cross College Iss 1996........           5.500    03-01-20     AAA          500       515,920    5.33
   Rev Ref Holy Cross College Iss II Ser 1992.           6.375    11-01-15     A+           500       555,075    5.74
   Rev Ser C Glenmeadow Retirement Community..           8.375    02-15-18     BBB+       1,000     1,096,980    7.63
   Rev Wtr Treatment American Hingham Proj....           6.900    12-01-29     BBB        1,310     1,444,969    6.26
   Rev Wtr Treatment American Hingham Proj....           6.750    12-01-20     BBB        2,000     2,192,900    6.16
  Massachusetts Municipal Wholesale Electric Co,
   Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the
     Commonwealth of Mass.....................           6.750    07-01-05     BBB+         500       547,575    6.16
   Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the
     Commonwealth of Mass.....................           6.750    07-01-06     BBB+       1,500     1,636,530    6.19
   Pwr Supply Sys Rev 1992 Ser B A Pub Corp of the
     Commonwealth of Mass.....................           6.750    07-01-17     BBB+         400       434,272    6.22
   Pwr Supply Sys Rev 1992 Ser C A Pub Corp of the
     Commonwealth of Mass.....................           6.625    07-01-10     AAA        1,000     1,104,440    6.00
   Pwr Supply Sys Rev 1993 Reg Inverse Floater           6.870#   07-01-18     AAA        1,300     1,348,750    6.62
  Massachusetts Port Auth,
   Rev Ref Ser 1992 A.........................           6.000    07-01-23     AA-        1,370     1,448,939    5.67
   Rev Special Facil Ser A USAir Proj.........           5.750    09-01-16     AAA        1,000     1,059,890    5.43
  Massachusetts Turnpike Auth,
   Metro Highway Sys Rev Sr Lien Cap Apprec Ser C         Zero    01-01-20     AAA        1,000       326,520    5.19
  Massachusetts Water Resource Auth,
   Gen Rev Ref 1993 Ser B.....................           5.500    03-01-17     A            400       405,332    5.43
   Gen Rev Ref 1993 Ser B.....................           5.000    03-01-22     A            360       347,317    5.18
   Gen Rev Ref 1993 Ser C.....................           4.750    12-01-23     A          1,000       920,480    5.16
  Massachusetts, The Commonwealth of,
   GO Consol Ln of 1991 Ser D.................           6.875    07-01-10     AA-        1,500     1,658,430    6.22
  Nantucket, Town of,
   GO Municipal Purpose Ln of 1991............           6.800    12-01-11     AAA          450       500,139    6.12


                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================== FINANCIAL STATEMENTS ===============================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

                                                                                      PAR VALUE                YIELD
                                                         INTEREST  MATURITY  CREDIT     (000s      MARKET       AT
STATE, ISSUER, DESCRIPTION                                 RATE      DATE    RATING*  OMITTED)     VALUE      MARKET +
--------------------------                               -------- --------  --------  --------    --------    --------
Massachusetts (continued)
  Plymouth, County of,
   Cert of Part Ser A Plymouth County Correctional
   Facil Proj ................................           7.000%   04-01-22     AA-      $750       $843,225    6.23%
  Springfield, City of,
   GO School Proj Ln Act of 1992 Ser B........           7.100    09-01-11     Baa3      500        567,980    6.25
                                                                                                 ----------
                                                                                                 51,635,867
                                                                                                 ----------
Puerto Rico (10.46%)
  Puerto Rico Aqueduct and Sewer Auth,
   Ref Pars & Inflos Ser 1995 Gtd by the
   Commonwealth of Puerto Rico................           7.920#   07-01-11     AAA     2,000      2,535,000    6.25
  Puerto Rico Highway and Transportation Auth,
   Highway Rev Cap Rites Ser Y................           6.250    07-01-14     A       1,000      1,146,880    5.45
  Puerto Rico, Commonwealth of,
   GO Pub Imp Inverse Rate Securities Ser 1996           8.140#   07-01-11     AAA     1,000      1,267,500    6.42
   GO Ref Pub Imp Ser 1994....................           6.400    07-01-11     AAA     1,000      1,134,070    5.64
                                                                                                 ----------
                                                                                                  6,083,450
                                                                                                 ----------
                                               TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                             (Cost $52,881,074)       (99.24%)   57,719,317
                                                                                     --------   -----------
                                              OTHER ASSETS AND LIABILITIES, NET        (0.76%)      442,873
                                                                                     --------   -----------
                                                               TOTAL NET ASSETS      (100.00%)  $58,162,190
                                                                                     ========   ===========

* Credit ratings are unaudited and rated by Moody's Investors Service, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

+ The yield is not calculated in accordance with guidelines established by the U.S. Securities & Exchange Commission and is unaudited. Zero coupon yields are at yield to maturity.

# Represents rate in effect on February 28, 1998.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

=========================== FINANCIAL STATEMENTS ===============================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

Portfolio Concentration
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Massachusetts Tax-Free Income Fund invests primarily in securities issued in the state of Massachusetts and its various political subdivisions. The performance of this Fund is closely tied to the economic conditions within the state and the financial condition of the state and its agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, concentration of investments can be aggregated by various categories.

The table below shows the Fund's investments at February 28, 1998 assigned to various sector categories.

                                                                  MARKET VALUE
                                                                AS A PERCENTAGE
                                                                    OF FUND'S
SECTOR DISTRIBUTIONS                                               NET ASSETS
--------------------                                            ---------------
General Obligations........................................          13.87%
Revenue Bonds - Education..................................          15.89
Revenue Bonds - Electric Power.............................           8.72
Revenue Bonds - Facility...................................           1.45
Revenue Bonds - Health.....................................          16.32
Revenue Bonds - Highway....................................           0.56
Revenue Bonds - Hospital...................................           3.09
Revenue Bonds - Housing....................................           8.08
Revenue Bonds - Industrial Development.....................          10.12
Revenue Bonds - Other......................................           3.60
Revenue Bonds - Transportation.............................           8.40
Revenue Bonds - Water & Sewer..............................           9.14
                                                                    ------
                          TOTAL TAX-EXEMPT LONG-TERM BONDS           99.24%
                                                                    ======


                       SEE NOTES TO FINANCIAL STATEMENTS.

======================= NOTES TO FINANCIAL STATEMENTS ==========================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Tax-Exempt Series Trust (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Massachusetts Tax-Free Income Fund (the "Fund") and John Hancock New York Tax-Free Income Fund. The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and Massachusetts personal income taxes as is consistent with preservation of capital.

      The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses subject to the approval of the Trustees may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. On October 3, 1996, Class B shares of beneficial interest were sold to commence class activity.

      Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $524,746 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows: August 31, 2003 -- $387,469, August 31, 2004 -- $137,277. Additionally,
net capital losses of $5,384 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day (September 1, 1997) of the Fund's next taxable year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities is recorded on the accrual basis.

      The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or

======================= NOTES TO FINANCIAL STATEMENTS ==========================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

to next call date, if applicable. The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowings, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the period ended February 28, 1998.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

      When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

      For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

      At February 28, 1998, open positions in financial futures contracts were as follows:

                                                        UNREALIZED
EXPIRATION     OPEN CONTRACTS            POSITION      DEPRECIATION
----------     --------------            --------      ------------

JUN 98         20 U.S. TREASURY BONDS    LONG            ($23,125)
                                                         =========

      At February 28, 1998, the Fund has deposited $40,000 in a segregated account to cover margin requirements on open financial futures contracts.

OPTIONS The Fund may purchase options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two

======================= NOTES TO FINANCIAL STATEMENTS ==========================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

      The Fund may use options contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

      The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

      Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter options contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

      At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

      There were no written option transactions for the period ended February 28, 1998.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e)
0.300% of the Fund's average daily net asset value in excess of $1,250,000,000.

      The Adviser has voluntarily agreed to limit the Fund's expenses further to the extent required to prevent expenses from exceeding 0.70% and 1.40% of the average net assets attributable to Class A and Class B, respectively. Accordingly, for the period ended February 28, 1998, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $113,786. This limitation may be discontinued at any time.

      The Fund has an agreement with its custodian bank under which $2,724 of custodian fees have been reduced by balance credits applied during the period ended February 28, 1998. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

      The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended February 28, 1998, net sales charges received with regard to sales of Class A shares amounted to $73,285. Out of this amount, $8,497 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $46,605 was paid as sales commissions to unrelated broker-dealers and $18,183 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

      Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended February 28, 1998 the contingent deferred

======================= NOTES TO FINANCIAL STATEMENTS ==========================

             John Hancock Funds - Massachusetts Tax-Free Income Fund

sales charges received by JH Funds amounted to $1,941.

      In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

      The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

      The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

      Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At February 28, 1998 the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $409.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended February 28, 1998, aggregated $3,086,556 and $2,194,257, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended February 28, 1998.

      The cost of investments owned at February 28, 1998 for federal income tax purposes was $52,881,074. Gross unrealized appreciation and depreciation of investments aggregated $4,838,243 and none respectively, resulting in net unrealized appreciation of $4,838,243.

================================================================================

                                                               -------------
[Logo] John Hancock Funds                                       Bulk Rate
       A Global Investment Management Firm                     U.S. Postage
                                                                  PAID
101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                   Randolph, MA
1-800-225-5291  1-800-554-6713 (TDD)                           Permit No. 75
INTERNET: www.jhancock.com/funds                               -------------



--------------------------------------------------------------------------------
      This report is for the information of shareholders of the John Hancock Massachusetts Tax-Free Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

      [Recycle Logo] Printed on Recycled Paper                        770SA 2/98
                                                                            4/98

                                SEMIANNUAL REPORT
================================================================================

                               [Graphic Omitted]

                                    New York
                                    Tax-Free
                                   Income Fund

                                FEBRUARY 28, 1998


                        [Logo] JOHN HANCOCK FUNDS
                               A Global Investment Management Firm

============================== CHAIRMAN'S MESSAGE ==============================

                                    TRUSTEES
                             EDWARD J. BOUDREAU, JR.
                               DENNIS S. ARONOWITZ
                            RICHARD P. CHAPMAN, JR.*
                               WILLIAM J. COSGROVE
                                DOUGLAS M. COSTLE
                                LELAND O. ERDAHL
                               RICHARD A. FARRELL
                                 GAIL D. FOSLER
                                WILLIAM F. GLAVIN
                                 ANNE C. HODSDON
                                DR. JOHN A. MOORE
                              PATTI MCGILL PETERSON
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                                EDWARD SPELLMAN*
                         *Members of the Audit Committee

                                    OFFICERS
                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                                    President
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                  Second Vice President and Compliance Officer

                                    CUSTODIAN
                        INVESTORS BANK AND TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

DEAR FELLOW SHAREHOLDERS:

The stock market astounded many in 1997 by producing a record-breaking third straight year of 20%-plus returns. Bond investors also enjoyed the benefits of a strong economy with no inflation. After such a remarkable performance, many are wondering what the markets will do for an encore in 1998.

      Within the first two months of the year, we saw two different sides of the market. In January, the market underwent rapid mood swings and barely advanced at all. While news on the domestic inflation and economic fronts remained good, investors were still trying to determine how much of the Asian financial crisis would filter through the U.S. economy and corporate profits. Each week, it seemed, investors either had on their rose-colored glasses or had taken them off. Then in February, fears apparently dissipated, and the market rallied to new all-time highs by the month's end.

--------------------------------------------------------------------------------
[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]
--------------------------------------------------------------------------------

      In the face of such fluctuations, a trusted investment professional can be your best ally. Now, more than ever, your investment professional can help you take the emotion out of investment decisions. At a time when your instincts might have you react to the heat of the market's moment, your investment professional can serve as an objective voice to put current events in a longer-term perspective. He or she can also help you evaluate your investments in any market environment to ensure that they fit your risk tolerance and time horizons. On an ongoing basis, your investment professional is there for you to check out new investment ideas or to get an informed opinion about current economic and market conditions.

      We encourage you to take advantage of this important resource. Working together, you can draw up a detailed road map to help reach your financial destination regardless of the conditions along the way.

Sincerely,

/s/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

BY FRANK LUCIBELLA, CFA, BARRY EVANS, CFA, AND DIANNE SALES, CFA, CO-PORTFOLIO
                                   MANAGERS

                             John Hancock New York
                              Tax-Free Income Fund

            Credit upgrades, benign inflationary environment mark the
                   New York municipal market's six-month rise

The past six months were a strong period for New York's municipal bond market, punctuated by credit upgrades of municipal debt issued by the state, some of its agencies and New York City. The higher credit ratings, which are measures of those issuers' ability to pay back their debt, came in recognition of the state's and city's improving fiscal and economic condition. That improvement, in turn, owes a lot to the boom on Wall Street, which has generated billions of dollars in tax revenues in recent years.

   The credit upgrades only added to what was an increasingly favorable environment for municipal bonds. At the beginning of the period, U.S. economic growth was strong, igniting investors' concerns that inflation could be on the upswing. Bond investors dislike inflation because it cuts into the value of their fixed income payments. In light of the inflationary worries, bond yields stayed stubbornly high -- and bond prices low -- in the late summer and early fall of 1997. But absent any evidence that consumer prices and wages -- two main inflationary ingredients -- were on the rise to any marked degree, investors began to reward bonds by pushing bond yields lower and prices higher in October. From the end of that month through the end of 1997, bonds got an added boost from the expanding

--------------------------------------------------------------------------------
[A 2 1/4" x 3 1/2" photo of fund management  team.  Caption reads:  (l-r)
Barry Evans, Mike Roye, Dianne Sales, Frank Lucibella and Holly Morris.]
--------------------------------------------------------------------------------

"...a strong period for New York's municipal bond market..."

================================================================================

               John Hancock Funds - New York Tax-Free Income Fund

"Some of our best performers were
 bonds with good call protection."

--------------------------------------------------------------------------------
["Pie chart with the heading "Portfolio Diversification" at the top left hand column. The chart is divided into 10 sections. Going from top left to right; Education 15%; Electric Power 6%; Enviorment 1%; Health and Hospital 15%; Housing 14%; Industrial Development 6%; Other 17%; Transportation 6%; Water & Sewer 7%; General Obligation 13%. Footnote below states "As a percentage of net assets on February 28, 1998."]
--------------------------------------------------------------------------------

economic crisis in Southeast Asia. With continued economic growth there in doubt, investors not only fled the region's equity and bond markets, but many also pulled money away from the U.S. stock market. This so-called "flight to safety" brought more money into the U.S. bond market, further pushing municipal bond prices higher throughout much of the remainder of the period.

      Against this favorable backdrop, John Hancock New York Tax-Free Income Fund's performance was strong on both an absolute and relative basis. For the six-month period ended February 28, 1998, the Fund's Class A and Class B shares posted total returns of 5.11% and 4.74%, respectively, at net asset value. Keep in mind that your net asset value return will be different from the Fund's if you were not invested in the Fund for the entire period and did not reinvest all distributions. Those returns were in line with the 4.87% return for the average New York municipal bond fund for the same period, according to Lipper Analytical Services, Inc. (1) Longer-term performance information can be found on pages six and seven.

Leaders and laggards

Some of our best performers were bonds with good call protection. Bond issuers, like homeowners with mortgages, often like the option of refinancing -- or "calling" -- their debt when interest rates fall as a way to reduce their debt service costs. Although calling a bond is good for the issuer, it can be bad for the bond holder who may be forced to reinvest the proceeds at lower interest rates. Non-callable bonds, on the other hand, can't be redeemed by their issuer before maturity. Not only do non-callable bonds generally fare better than callable bonds when interest rates are falling, they typically perform no worse than callable securities when interest rates rise. Bonds with good call protection have relatively long call dates -- meaning they can't be redeemed for a relatively long period. During the period, they performed well compared to their callable counterparts.

   Other good performers included bonds with relatively high yields, including those issued by New York City. As bond yields fell, yield-hungry investors increasingly sought out the higher-yielding sectors of the municipal market, including general obligation bonds (GOs) issued by the city. As demand for them grew and investors began to anticipate a credit upgrade for the city's debt, New York City GO prices rallied. The earlier upgrade of the state's and some of its agencies' debt also helped boost the prices of our holdings in New York State Dormitory Authority


--------------------------------------------------------------------------------
["Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance...and what's behind the numbers. The first listing is New York City followed by an up arrow and the phrase "Strenghthening economy, fiscal health". The second listing is Non-callable bonds followed by a up arrow with the phrase "Strong demand". The third listing is Pre-refunded bonds followed by a down arrow with the phrase "Short duration" Footnote at the bottom states See "Schedule of Investments." Investment holdings are subject to change."]
--------------------------------------------------------------------------------

================================================================================

               John Hancock Funds - New York Tax-Free Income Fund


--------------------------------------------------------------------------------
["Bar Chart with the heading "Fund Performance" at the top of left hand column. Under the heading is the footnote: "For the six months ended February 28, 1998." The chart is scaled in increments of 1% with the 6% at the top and 0% at the bottom. The first represents the 5.11% total return for John Hancock New York Tax-Free Income Fund: Class A. The second represents the 4.74% total return for John Hancock New York Tax-Free Income Fund: Class B. The third represent the 4.87% total return for Average New York municipal bond fund. A Footnote below reads "The returns for John Hancock New York Tax-Free Income Fund are at net asset value with all distributions reinvested. The average New York municipal bond fund is tracked by Lipper Analytical Services, Inc.
(1) See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

and New York State Medical Care Facilities.

      Despite all the good news, we had some disappointments. Advance-refunded bonds didn't perform well and we cut back our stake in them. In an advance-refunding, an issuer with existing bonds will issue a second set of bonds. Proceeds from this sale are then invested in U.S. Treasury securities, and the Treasuries then secure the original bonds until their call date. In this case, our advance-refunded bonds were backed by short-term, high-quality U.S. Treasury securities. Because short-maturity securities didn't fare nearly as well as intermediate- and long-maturity bonds during the past six months, our advance-refunded holdings proved to be disappointing.

Outlook

In our view, New York City has done a commendable job of managing its finances, in particular by not just counting on a continuation of Wall Street's recent success to fund increased spending in the coming years. We think this fiscal conservatism bodes well for the future of the city's municipal debt. As far as the state goes, we're reasonably optimistic, but we would feel even more comfortable if the legislature managed to pass a responsible budget on a timely basis.

      Our outlook for the municipal bond market in general is reasonably good, based on the fact that we don't see interest rates rising over the near term. Inflation continues to remain subdued with no evidence that it will be a problem over the short term. Furthermore, we think that the problems in Southeast Asia will translate into slower growth here in the United States, helping to keep a lid on any brewing inflationary pressures.

      Without inflation, we should see stable or falling interest rates, providing a favorable backdrop for municipals.

"...we don't see interest rates rising over the near term."

--------------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

(1) Figures from Lipper Analytical Services, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

               John Hancock Funds - New York Tax-Free Income Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock New York Tax-Free Income Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.50%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

--------------------------------------------------------------------------------
 CLASS A
--------------------------------------------------------------------------------

For the period ended December 31, 1997
                                           ONE       FIVE        TEN
                                          YEAR       YEARS      YEARS
                                         ------     -------    -------
Cumulative Total Returns                  4.57%     35.04%     113.80%
Average Annual Total Returns(1)           4.57%      6.19%       7.89%

--------------------------------------------------------------------------------
 CLASS B
--------------------------------------------------------------------------------

For the period ended December 31, 1997
                                                                 SINCE
                                                      ONE      INCEPTION
                                                      YEAR     (10/3/96)
                                                    -------   -----------
Cumulative Total Returns                              3.69%      5.68%
Average Annual Total Returns(1)                       3.69%      4.55%

--------------------------------------------------------------------------------
 YIELDS
--------------------------------------------------------------------------------

As of February 28, 1998
                                                              SEC 30-DAY
                                                                 YIELD
                                                              ----------
John Hancock New York Tax-Free Income Fund: Class A              4.08%
John Hancock New York Tax-Free Income Fund: Class B              3.56%


Notes to Performance

(1) The Adviser has voluntarily reduced a portion of the management fee and a portion of the custodian fees have been reduced by balance credits during the period. Without the reductions of expenses, the average annual total returns for the one-year, five-year and ten-year periods for Class A shares would have been 4.17%, 5.69% and 6.99%, respectively. The average annual total returns for the one-year period and since inception for Class B shares would have been 3.28% and 4.16%, repectively.

================================================================================

               John Hancock Funds - New York Tax-Free Income Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
New York Tax-Free Income Fund
Class A shares

Line chart with the heading New York Tax-Free Income Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines:

The first line represents the value of the hypothetical $10,000 investment made in the New York Tax-Free Income Fund on September 13, 1987, before contingent deferred sales charge, and is equal to $23,853 as of as of February 28, 1998. The second line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $23,171 as of as of February 28, 1998. The third line represents the New York Tax-Free Income Fund, after contingent deferred sales charge and is equal to $22,780 as of as of February 28, 1998.

New York Tax-Free Income Fund
 Class B shares

The second line chart with the heading New York Tax-Free Income Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines:

The first line represents the value of the Lehman Brothers Municipal Bond Index and is equal to $11,316 as of as of February 28, 1998. The second line represents the value of the hypothetical $10,000 investment made in the New York Tax-Free Income Fund on October 3, 1996, before contingent deferred sales charge, and is equal to $11,113 as of as of February 28, 1998. The third line represents the New York Tax-Free Income Fund after contingent deferred sales charge and is equal to $10,713 as of as of February 28, 1998.
--------------------------------------------------------------------------------

============================ FINANCIAL STATEMENTS ==============================

               John Hancock Funds - New York Tax-Free Income Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on February 28, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------------------
Assets:
  Investments at value - Note C:
   Tax-exempt long-term bonds (cost - $52,776,893) .........................   $ 57,652,212
  Cash .....................................................................        625,102
  Receivable for investments sold ..........................................        862,371
  Receivable for shares sold ...............................................         20,423
  Interest receivable ......................................................        827,623
  Other assets .............................................................          2,378
                                                                               ------------
                    Total Assets ...........................................     59,990,109
                    -----------------------------------------------------------------------
Liabilities:
  Payable for investments purchased ........................................      1,376,294
  Payable for shares repurchased ...........................................          2,596
  Dividend payable .........................................................         15,562
  Payable to John Hancock Advisers, Inc.
   and affiliates - Note B .................................................         19,343
  Accounts payable and accrued expenses ....................................         19,347
                                                                               ------------
                    Total Liabilities ......................................      1,433,142
                    -----------------------------------------------------------------------
Net Assets:
  Capital paid-in ..........................................................     53,777,304
  Accumulated net realized loss on investments and
   financial futures contracts .............................................       (120,998)
  Net unrealized appreciation of investments ...............................      4,875,735
  Undistributed net investment income ......................................         24,926
                                                                               ------------
                    Net Assets .............................................   $ 58,556,967
                    =======================================================================

Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial interest outstanding -
   unlimited number of shares authorized with no par value, respectively)
  Class A - $54,705,659/4,362,364 ..........................................        $ 12.54
  =========================================================================================
  Class B - $3,851,308/307,113 .............................................        $ 12.54
  =========================================================================================
Maximum Offering Price Per Share*
  Class A - ($12.54 x 104.71%) .............................................        $ 13.13
  =========================================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
Investment Income:
  Interest...................................................        $1,709,983
                                                                     ----------
Expenses:
 Investment management fee - Note B .........................           142,208
 Distribution and service fee - Note B
   Class A ..................................................            80,615
   Class B ..................................................            15,700
 Transfer agent fee - Note B ................................            33,875
 Custodian fee ..............................................            27,605
 Auditing fee ...............................................            10,538
 Printing ...................................................             5,519
 Financial services fee - Note B ............................             5,026
 Registration and filing fees ...............................             3,570
 Trustees' fees .............................................             1,664
 Miscellaneous ..............................................               748
 Legal fees .................................................               558
 Less management fee reduction - Note B .....................          (115,631)
                                                                     ----------
                  Total Expenses ............................           211,995
                  -------------------------------------------------------------
                  Less Expense Reductions -
                  Note B ....................................            (1,914)
                  -------------------------------------------------------------
                  Net Expenses ..............................           210,081
                  -------------------------------------------------------------
                  Net Investment Income .....................         1,499,902
                  -------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments and
Financial Futures Contracts:
  Net realized gain on investments sold......................           396,995
  Net realized loss on financial futures contracts ..........           (11,318)
  Change in net unrealized appreciation of investments ......           970,852
                                                                     ----------
                    Net Realized and Unrealized
                    Gain on Investments and
                    Financial Futures Contracts .............         1,356,529
                    -----------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ...............        $2,856,431
                    ===========================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================ FINANCIAL STATEMENTS ==============================

               John Hancock Funds - New York Tax-Free Income Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                          SIX MONTHS ENDED
                                                                                           YEAR ENDED    FEBRUARY 28, 1998
                                                                                         AUGUST 31, 1997    (UNAUDITED)
                                                                                         --------------- ------------------
Increase in Net Assets:
From Operations:
   Net investment income ..............................................................   $  3,192,853    $  1,499,902
   Net realized gain on investments sold and financial futures contracts ..............         82,733         385,677
   Change in net unrealized appreciation of investments and financial futures contracts      1,898,532         970,852
                                                                                          ------------    ------------
     Net Increase in Net Assets Resulting from Operations .............................      5,174,118       2,856,431
                                                                                          ------------    ------------
Distributions to Shareholders:
   Distributions from net investment income
     Class A - ($0.6740 and $0.3291 per share, respectively) ..........................     (3,142,726)     (1,435,028)
     Class B - ($0.5386 and $0.2856 per share, respectively) ..........................        (49,467)        (72,660)
                                                                                          ------------    ------------
     Total Distributions to Shareholders ..............................................     (3,192,193)     (1,507,688)
                                                                                          ------------    ------------
From Fund Share Transactions - Net:* ..................................................     (1,710,975)        708,523
                                                                                          ------------    ------------
Net Assets:
   Beginning of period ................................................................     56,228,751      56,499,701
                                                                                          ------------    ------------
   End of period (including undistributed net investment income of
     $32,712 and $24,926, respectively) ...............................................   $ 56,499,701    $ 58,556,967
                                                                                          ============    ============

* Analysis of Fund Share Transactions:

                                                                                                             SIX MONTHS ENDED
                                                                                YEAR ENDED                  FEBRUARY 28, 1998
                                                                             AUGUST 31, 1997                    (UNAUDITED)
                                                                      ---------------------------     ----------------------------
                                                                         SHARES       AMOUNT              SHARES       AMOUNT
                                                                      -----------    ------------     ------------  --------------
CLASS A
   Shares sold ..................................................        513,776    $  6,184,441         266,575    $  3,321,845
   Shares issued to shareholders in reinvestment of distributions        185,671       2,241,144          83,271       1,035,464
                                                                    ------------    ------------    ------------    ------------
                                                                         699,447       8,425,585         349,846       4,357,309
   Less shares repurchased ......................................     (1,036,573)    (12,505,667)       (403,746)     (5,012,742)
                                                                    ------------    ------------    ------------    ------------
   Net decrease .................................................       (337,126)   ($ 4,080,082)        (53,900)   ($   655,433)
                                                                    ============    ============    ============    ============
CLASS B**
   Shares sold ..................................................        204,126    $  2,454,367         128,471    $  1,595,308
   Shares issued to shareholders in reinvestment of distributions          2,793          33,906           3,521          43,813
                                                                    ------------    ------------    ------------    ------------
                                                                         206,919       2,488,273         131,992       1,639,121
   Less shares repurchased ......................................         (9,799)       (119,166)        (21,999)       (275,165)
                                                                    ------------    ------------    ------------    ------------
   Net increase .................................................        197,120    $  2,369,107         109,993    $  1,363,956
                                                                    ============    ============    ============    ============

** Class B commenced operations on October 3, 1996.

The Statement of Changes in Net Assets shows how the value of net assets of the Fund has changed since the end of the previous period. The difference reflects net investment income, any investment gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================ FINANCIAL STATEMENTS ==============================

               John Hancock Funds - New York Tax-Free Income Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                           YEAR ENDED AUGUST 31,                   SIX MONTHS ENDED
                                                               --------------------------------------------------  FEBRUARY 28, 1998
                                                                  1993      1994       1995      1996       1997     (UNAUDITED)
                                                               ---------  ---------  ---------  --------  -------- ----------------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period .....................   $ 11.90   $ 12.63   $ 11.73   $ 11.88      $ 11.83     $ 12.25
                                                               --------  ---------  --------  --------     -------     -------
   Net Investment Income ....................................      0.68      0.64      0.65      0.66         0.67        0.33(7)
   Net Realized and Unrealized Gain (Loss) on Investments
     and Financial Futures Contracts ........................      0.87     (0.77)     0.15     (0.05)        0.42        0.29
                                                               --------  ---------  --------  --------     -------     -------
       Total from Investment Operations .....................      1.55     (0.13)     0.80      0.61         1.09        0.62
                                                               --------  ---------  --------  --------     -------     -------
   Less Distributions:
     Dividends from Net Investment Income ...................     (0.68)    (0.64)    (0.65)    (0.66)       (0.67)      (0.33)
     Distributions from Net Realized Gain on Investments Sold     (0.14)    (0.13)       --        --           --          --
                                                               --------  ---------  --------  --------     -------     -------
       Total Distributions ..................................     (0.82)    (0.77)    (0.65)    (0.66)       (0.67)      (0.33)
                                                               --------  ---------  --------  --------     -------     -------
   Net Asset Value, End of Period ...........................   $ 12.63   $ 11.73   $ 11.88   $ 11.83      $ 12.25     $ 12.54
                                                               ========  =========  =======   =======      =======     =======
   Total Investment Return at Net Asset Value (2) ...........     13.70%    (1.05%)    7.19%     5.21%        9.48%       5.11%(6)
   Total Adjusted Investment Return and Net Asset Value (2,3)     12.83%    (1.58%)    6.74%     4.77%        9.08%       4.91%(6)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) .................   $52,444   $55,690   $55,753   $56,229      $54,086     $54,706
   Ratio of Expenses to Average Net Assets ..................      0.67%     0.70%     0.70%     0.73%(4)     0.71%(4)    0.71%(4,5)
   Ratio of Adjusted Expenses to Average Net Assets (1) .....      1.54%     1.23%     1.15%     1.14%        1.11%       1.12%(5)
   Ratio of Net Investment Income to Average Net Assets .....      5.63%     5.28%     5.67%     5.51%        5.61%       5.33%(5)
   Ratio of Adjusted Net Investment Income to Average Net
     Assets (1)                                                    4.76%     4.75%     5.22%     5.07%        5.21%
                                                                                                                          4.92%(5)
   Portfolio Turnover Rate ..................................        56%       23%       70%       76%          46%         30%
   Expense and Fee Reduction Per Share ......................   $  0.11   $  0.06   $  0.05   $  0.05      $  0.05     $  0.02(7)


The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================ FINANCIAL STATEMENTS ==============================

               John Hancock Funds - New York Tax-Free Income Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                  FOR THE PERIOD FROM
                                                                    OCTOBER 3, 1996
                                                                   (COMMENCEMENT OF     SIX MONTHS ENDED
                                                                      OPERATIONS)       FEBRUARY 28, 1998
                                                                  TO AUGUST 31, 1997      (UNAUDITED)
                                                                  --------------------  -----------------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period ............................   $ 11.99           $ 12.25
                                                                       -------           -------
   Net Investment Income ...........................................      0.54              0.29(7)
   Net Realized and Unrealized Gain on Investments .................      0.26              0.29
                                                                       -------           -------
       Total from Investment Operations ............................      0.80              0.58
                                                                       -------           -------
   Less Distributions:
     Dividends from Net Investment Income ..........................     (0.54)            (0.29)
                                                                       -------           -------
   Net Asset Value, End of Period ..................................   $ 12.25           $ 12.54
                                                                       =======           =======
   Total Investment Return at Net Asset Value (2) ..................      6.82%(6)          4.74%(6)
   Total Adjusted Investment Return at Net Asset Value (2,3) .......      6.46%(6)          4.54%(6)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ........................   $ 2,414           $ 3,851
   Ratio of Expenses to Average Net Assets .........................      1.41%(4,5)        1.41%(4,5)
   Ratio of Adjusted Expenses to Average Net Assets (1) ............      1.81%(5)          1.82%(5)
   Ratio of Net Investment Income to Average Net Assets ............      4.79%(5)          4.62%(5)
   Ratio of Adjusted Net Investment Income to Average Net Assets (1)      4.39%(5)          4.21%(5)
   Portfolio Turnover Rate .........................................        46%               30%
   Expense and Fee Reduction Per Share .............................   $  0.04           $  0.02(7)

   (1) Unreimbursed, without fee reduction.
   (2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
   (3) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.
   (4) The Ratio of Expenses to Average Net Assets for the periods ending on or after August 31, 1996 excludes the effect of balance credits described in Note B. If these expense reductions were included, the Ratio of Expenses to Average Net Assets would have been 0.70% for Class A and 1.40% for Class B.
   (5) Annualized.
   (6) Not Annualized.
   (7) Based on the average of the shares outstanding at the end of each month.


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================ FINANCIAL STATEMENTS ==============================

               John Hancock Funds - New York Tax-Free Income Fund

Schedule of Investments
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the New York Tax-Free Income Fund on February 28, 1998. The schedule consists of one main category: tax-exempt long-term bonds. The tax-exempt bonds are broken down by state or territory. Under each state or territory is a list of the securities owned by the Fund.


                                                                                      PAR VALUE                  YIELD
                                                      INTEREST  MATURITY  CREDIT        (000s        MARKET        AT
STATE, ISSUER, DESCRIPTION                              RATE      DATE    RATING*      OMITTED)       VALUE     MARKET +
--------------------------                            --------  --------  -------     ---------      ------     --------
TAX-EXEMPT LONG-TERM BONDS
New York (89.43%)
  Dutchess County Resource Recovery Agency,
   Solid Waste Mgmt Sys Rev Ser 1990 A........         7.500%  01-01-09     AAA           $250        $269,245    6.96%
  Glen Cove Housing Auth,
   Rev Sr Living Facil The Mayfair Proj.......         8.250   10-01-26     BB+          1,000       1,116,260    7.39
  Islip Community Development Agency,
   Community Dev Rev Ref NY Institute of
   Technology Proj ...........................         7.500   03-01-26     BB-          1,500       1,663,170    6.76
  Metropolitan Transportation Auth,
   Commuter Facil Rev 1987 Serv Contract Ser 3         7.375   07-01-08     BBB+         1,000       1,187,240    6.21
   Commuter Facil Rev 1992 Serv Contract Ser N         7.125   07-01-09     BBB+         1,000       1,117,680    6.37
  New York City Housing Development Corp,
   Multi-Family Mtg Rev FHA Ins Mtg Ln 1993 Ser A      6.550   10-01-15     AAA          1,000       1,064,880    6.15
  New York City Industrial Development Agency,
   Brooklyn Navy Yard Cogen Partners..........         6.200   10-01-22     BBB-         1,000       1,139,350    5.44
   Civic Facil Rev College of New Rochelle Proj        5.750   09-01-17     Baa2         1,000       1,032,310    5.57
   Solid Waste Disposal Rev 1995 Visy Paper
     NY Inc Proj .............................         7.950   01-01-28     BB           1,000       1,153,620    6.89
   Spec Facil Rev 1990 American Airlines Inc Proj      8.000   07-01-20     BBB-           400         418,900    7.64
  New York City Municipal Water Finance Auth,
   Wtr & Swr Sys Rev Cap Apprec 1998 Ser D....         Zero    06-15-19     A-           1,750         581,508    5.24
   Wtr & Swr Sys Rev 1996 Ser B...............         6.250   06-15-20     A-           1,000       1,142,610    5.47
  New York Local Government Assistance Corp,
   Rev Ref 1993 Ser C.........................         5.500   04-01-17     A+           1,000       1,064,820    5.17
   Rev Ref Cap Apprec Ser 1993 C..............         Zero    04-01-14     AAA          1,100         500,742    4.95
   Ser 1991 A Pub Benefit Corp................         7.250   04-01-18     AAA          1,000       1,111,350    6.52
   Ser 1992 A Pub Benefit Corp................         6.875   04-01-19     A+           2,000       2,245,060    6.12
  New York State Dormitory Auth,
   City Univ Rev Iss Ser U....................         6.375   07-01-08     BBB+           500         546,280    5.83
   City Univ Sys Consol Rev Ser 1.............         5.375   07-01-24     BBB+         1,000       1,000,360    5.37
   City Univ Sys Consol Rev Ser 1990A.........         7.625   07-01-20     BBB+           485         533,466    6.93
   Genessee Valley Presbyterian Nursing Center
     FHA-Ins Mtg Rev Ser 1992B ...............         6.850   08-01-16     AA             250         272,850    6.28
   KMH Homes Inc FHA-Ins Mtg Rev Ser 1991.....         6.950   08-01-31     AA           1,200       1,300,596    6.41
   Manhattanville College Ins Rev Ser 1990....         7.500   07-01-22     AAA            305         335,283    6.82
   Nyack Hosp Rev Ser 1996....................         6.250   07-01-13     BAA            500         537,205    5.82
   Sec Hosp Rev Ref Ser 1998H Wyckoff Heights
     Medical Center ..........................         5.300   08-15-21     BBB+         1,000         993,340    5.34
   State Univ Ed Facil Rev Ser 1990A..........         7.700   05-15-12     A-             300         329,805    7.00
   State Univ Ed Facil Rev Ser 1993A..........         5.500   05-15-19     A-           2,000       2,116,180    5.20


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================ FINANCIAL STATEMENTS ==============================

               John Hancock Funds - New York Tax-Free Income Fund

                                                                                           PAR VALUE             YIELD
                                                              INTEREST  MATURITY  CREDIT     (000s     MARKET      AT
STATE, ISSUER, DESCRIPTION                                      RATE      DATE    RATING*   OMITTED)   VALUE     MARKET +
--------------------------                                    --------  --------  ------- ----------  -------   ----------
New York (continued)
  New York State Dormitory Auth (continued),
   State Univ Ed Facil Rev Ser 1993A..........                 5.250%   05-15-15     AAA   $1,000   $1,039,130    5.05%
   United Hlth Serv Inc FHA-Ins Mtg Rev Ser 1989               7.350    08-01-29     AAA      200      216,556    6.79
   Univ of Rochester Rev Ser 1987.............                 6.500    07-01-09     A+       160      163,486    6.36
   Upstate Community Colleges 1988A Iss.......                 7.750    07-01-18     BBB+     300      310,149    7.50
  New York State Energy Research and Development Auth,
   Elec Facil Rev Ser 1989 B Consol Edison Co of NY Inc Proj   7.375    07-01-24     A+       200      204,206    7.22
   Elec Facil Rev Ser 1990 A Consol Edison Co of NY Inc Proj   7.500    07-01-25     A+       260      273,260    7.14
   Elec Facil Rev Ser 1991 A Consol Edison Co of NY Inc Proj   7.500    01-01-26     A+       420      446,048    7.06
  New York State Environmental Facilities Corp,
   State Wtr Poll Control Rev Rites Ser PA-174                10.938#   06-15-11     AAA      500      696,875    7.85
   State Wtr Poll Control Revolving Fund Rev Ser 1990A         7.500    06-15-12     A        630      689,440    6.85
   State Wtr Poll Control Revolving Fund Rev Ser 1991E
     Unref Bal ...............................                 6.875    06-15-10     A         40       43,933    6.26
  New York State Housing Finance Agency,
   Ins Multi-Family Mtg Hsg 1992 Ser C........                 6.450    08-15-14     AAA      500      523,055    6.17
   Ins Multi-Family Mtg Hsg 1994 Ser B........                 6.250    08-15-14     AAA      750      805,665    5.82
   Ins Multi-Family Mtg Hsg 1994 Ser C........                 6.450    08-15-14     AA2    1,000    1,063,240    6.07
  New York State Medical Care Facilities Finance Agency,
   Hosp & Nursing Home FHA-Ins Mtg Rev 1988 Ser C              7.700    02-15-22     AAA      450      467,437    7.41
   Hosp & Nursing Home Ins Mtg Rev 1992 Ser B.                 6.950    02-15-32     AA     1,000    1,095,270    6.35
   Mental Hlth Serv Facil Imp Rev 1990 Ser B Preref            7.875    08-15-20     AAA      175      194,474    7.09
   Mental Hlth Serv Facil Imp Rev 1990 Ser B Unref Bal         7.875    08-15-20     A-        65       71,892    7.12
   Mental Hlth Serv Facil Imp Rev 1991 Ser A Preref            7.750    08-15-11     AAA      205      229,823    6.91
   Mental Hlth Serv Facil Imp Rev 1991 Ser A Unref Bal         7.750    08-15-11     A-        20       22,184    6.99
   Mental Hlth Serv Facil Imp Rev 1991 Ser B Preref            7.625    08-15-17     A-        80       89,641    6.80
   Mental Hlth Serv Facil Imp Rev 1991 Ser B Unref Bal         7.625    08-15-17     A-       165      186,539    6.74
   Mental Hlth Serv Facil Imp Rev 1991 Ser C Unref Bal         7.300    02-15-21     A-        35       38,832    6.58
   Rev Mental Hlth Serv Ser E.................                 6.250    08-15-19     AAA    1,500    1,653,195    5.67
   Sec Hosp Rev 1991 Ser A....................                 7.350    08-15-11     BBB+     250      280,433    6.55
  New York State Mortgage Agency,
   Homeowner Mtg Rev Ser 27...................                 6.900    04-01-15     AA2    1,175    1,268,601    6.39
   Homeowner Mtg Rev Ser 28...................                 7.050    10-01-23     AA2      500      534,900    6.59
   Homeowner Mtg Rev Ser 57...................                 6.300    10-01-17     AA2      500      543,325    5.80
   Homeowner Mtg Rev Ser BB-2.................                 7.950    10-01-15     AA2      230      236,900    7.72
   Homeowner Mtg Rev Ser EE-4.................                 7.800    10-01-13     AA2      300      318,222    7.35
   Homeowner Mtg Rev Ser JJ...................                 7.500    10-01-17     AA2      330      347,480    7.12
   Homeowner Mtg Rev Ser VV...................                 7.375    10-01-11     AA2      195      208,915    6.88
  New York State Power Auth,
   Gen Purpose Ser W..........................                 6.500    01-01-08     AA-      250      290,260    5.60
   Gen Purpose Ser Y..........................                 6.500    01-01-11     AA-      250      269,200    6.04
   Gen Purpose Ser Y..........................                 6.750    01-01-18     AA-      250      270,295    6.24
  New York State Urban Development Corp,
   Rev Ser 1990 Onondaga County Convention Center Proj         7.875    01-01-20     BBB+     250      280,393    7.02
   Rev Ser 7 Correctional Cap Facil Proj......                 5.700    01-01-16     BBB+   1,000    1,033,430    5.52


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================ FINANCIAL STATEMENTS ==============================

               John Hancock Funds - New York Tax-Free Income Fund

                                                                                   PAR VALUE             YIELD
                                                      INTEREST  MATURITY  CREDIT     (000s     MARKET      AT
STATE, ISSUER, DESCRIPTION                              RATE      DATE    RATING*   OMITTED)   VALUE     MARKET +
--------------------------                            --------  --------  ------- ----------  -------   ----------
New York (continued)
  New York, City of,
   GO Cap Apprec Fiscal 1998 Ser F............         Zero     08-01-08     BBB+    $700      $426,251    4.81%
   GO Fiscal 1991 Ser B.......................         8.250%   06-01-07     BBB+     200       252,158    6.54
   GO Fiscal 1991 Ser D Preref................         8.000    08-01-04     BBB+     220       250,798    7.02
   GO Fiscal 1991 Ser D Unref Bal.............         8.000    08-01-04     BBB+      30        33,716    7.12
   GO Fiscal 1991 Ser F Preref................         8.200    11-15-03     AAA      205       237,097    7.09
   GO Fiscal 1991 Ser F Unref Bal.............         8.200    11-15-03     BBB+      45        51,257    7.20
   GO Fiscal 1992 Ser A Preref................         7.750    08-15-12     BBB+     235       266,330    6.84
   GO Fiscal 1992 Ser A Unref Bal.............         7.750    08-15-12     BBB+      15        16,757    6.94
   GO Fiscal 1992 Ser B Preref................         7.000    10-01-13     BBB+     470       531,744    6.19
   GO Fiscal 1992 Ser B Unref Bal.............         7.000    10-01-13     BBB+      30        33,354    6.30
   GO Fiscal 1992 Ser C Preref................         7.500    08-01-21     BBB+     230       264,647    6.52
   GO Fiscal 1992 Ser C Unref Bal.............         7.500    08-01-21     BBB+      20        22,587    6.64
   GO Fiscal 1992 Ser H Preref................         7.000    02-01-22     BBB+     545       608,116    6.27
   GO Fiscal 1992 Ser H Unref Bal.............         7.000    02-01-22     BBB+      75        82,481    6.37
   GO Fiscal 1996 Ser C.......................         5.875    02-01-16     BBB+   1,000     1,057,060    5.56
   GO Fiscal 1996 Ser G.......................         5.750    02-01-17     BBB+   1,000     1,041,400    5.52
  New York, State of,
   GO Environmental Quality Fiscal 1994.......         6.500    12-01-14     A      1,000     1,129,570    5.75
  Onondaga County Industrial Development Agency,
   Civic Facil Rev 1993 Ser B Community Gen Hosp of
     Greater Syracuse Proj....................         6.625    01-01-18     BBB    1,000     1,073,390    6.17
  Port Auth of New York and New Jersey,
   Spec Proj KIAC Partners Proj Ser 4.........         6.750    10-01-19     BBB    2,500     2,787,475    6.05
  Triborough Bridge & Tunnel Auth,
   Gen Purpose Rev Ser 1993...................          Zero    01-01-21     AAA    1,500       475,800    5.09
   Spec Oblig Ref Ser 1991B...................         6.875    01-01-15     A-       500       543,370    6.33
                                                                                             ----------
                                                                                             52,366,152
                                                                                             ----------

Puerto Rico (9.03%)
  Puerto Rico Aqueduct and Sewer Auth,
   Ref Pars & Inflos Ser 1995 Gtd by the
     Commonwealth of Puerto Rico..............         8.096#   07-01-11     AAA    2,000     2,535,000    6.39
  Puerto Rico Public Building Auth,
   Rev Gtd Govt Facil Ser A...................         6.250    07-01-12     AAA    1,110     1,291,785    5.37
  Puerto Rico, Commonwealth of,
   GO Cap Apprec Pub Imp Ref Ser 1998.........          Zero    07-01-14     A      2,000       892,240    5.00
   GO Pub Imp Unltd Ref Ser 1994..............         6.400    07-01-11     AAA      500       567,035    5.64
                                                                                             ----------
                                                                                              5,286,060
                                                                                             ----------
                                               TOTAL TAX-EXEMPT LONG-TERM BONDS
                                                             (Cost $52,776,893)    (98.46%)  57,652,212
                                                                                  --------- -----------
                                              OTHER ASSETS AND LIABILITIES, NET     (1.54%)     904,755
                                                                                  --------- -----------
                                                               TOTAL NET ASSETS   (100.00%) $58,556,967
                                                                                  ========  ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================ FINANCIAL STATEMENTS ==============================

               John Hancock Funds - New York Tax-Free Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

* Credit ratings are unaudited and rated by Moody's Investors Service, Fitch or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

+ The yield is not calculated in accordance with guidelines established by the U.S. Securities & Exchange Commission and is unaudited. Zero Coupon yields are at yield to maturity.

# Represents rate in effect on February 28, 1998.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Portfolio Concentration
February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

The New York Tax-Free Income Fund invests primarily in securities issued by the state of New York and its various political subdivisions. The performance of the Fund is closely tied to the economic conditions within the state and the financial condition of the state and its agencies and municipalities. The concentration of investments by states and credit ratings for individual securities held by the Fund are shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various sector categories.

The table below shows the Fund's investments at February 28, 1998 assigned to the various sector categories.

                                                                  MARKET VALUE
                                                                AS A PERCENTAGE
                                                                  OF THE FUND'S
SECTOR DISTRIBUTIONS                                               NET ASSETS
--------------------                                            ---------------
General Obligations ..........................................       13.26%
Revenue Bonds - Education ....................................       15.49
Revenue Bonds - Electric Power ...............................        6.18
Revenue Bonds - Environment ..................................        1.19
Revenue Bonds - Health .......................................       13.20
Revenue Bonds - Hospital .....................................        1.70
Revenue Bonds - Housing ......................................       13.71
Revenue Bonds - Industrial Development Bond ..................        6.21
Revenue Bonds - Other ........................................       14.38
Revenue Bonds - Transportation ...............................        5.68
Revenue Bonds - Water & Sewer ................................        7.46
                                                                     -----
                              TOTAL TAX-EXEMPT LONG-TERM BONDS       98.46%
                                                                     =====


                       SEE NOTES TO FINANCIAL STATEMENTS.

======================= NOTES TO FINANCIAL STATEMENTS ==========================

               John Hancock Funds - New York Tax-Free Income Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Tax-Exempt Series Trust (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock New York Tax-Free Income Fund (the "Fund") and John Hancock Massachusetts Tax-Free Income Fund. The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide as high a level of current income exempt from both federal income taxes and New York personal income taxes as is consistent with preservation of capital.

      The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses subject to the approval of the Trustees may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. On October 3, 1996, Class B shares of beneficial interest were sold to commence class activity.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $284,067 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distribution will be made. The carryforwards expire as follows: August 31, 2003 -- $66,654 and August 31, 2004 -- $217,413.
Additionally, net capital losses of $62,129 attributable to security transactions occurring after October 31, 1996 are treated as arising on the first day (September 1, 1997) of the Fund's next taxable year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Interest income on investment securities is recorded on the accrual basis.

      The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

PREMIUM AND DISCOUNT For tax-exempt issues, the Fund amortizes the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Fund accretes original issue discount

======================= NOTES TO FINANCIAL STATEMENTS ==========================

               John Hancock Funds - New York Tax-Free Income Fund

from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Fund records market discount on bonds purchased after April 30, 1993 at time of disposition.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $600 million, collectively. Interest is charged to each Fund, based on its borrowings, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at a rate of 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the period ended February 28, 1998.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

      When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

      For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

      At February 28, 1998, there were no open positions in financial futures contracts.

OPTIONS The Fund may purchase options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

      The Fund may use options contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls

======================= NOTES TO FINANCIAL STATEMENTS ==========================

               John Hancock Funds - New York Tax-Free Income Fund

will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

      The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

      Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter options contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

      At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

      There were no written option transactions for the period ended February 28, 1998.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e)
0.300% of the Fund's average daily net asset value in excess of $1,250,000,000.

      The Adviser has voluntarily agreed to limit the Fund's expenses further to the extent required to prevent expenses from exceeding 0.70% and 1.40% of the average net assets attributable to Class A and Class B, respectively. Accordingly, for the period ended February 28, 1998, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $115,631. This limitation may be discontinued at any time.

      The Fund has an agreement with its custodian bank under which $1,914 of custodian fees have been reduced by balance credits applied during the period ended February 28, 1998. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

      The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended February 28, 1998, net sales charges received with regard to sales of Class A shares amounted to $49,035. Out of this amount, none was retained and used for printing prospectuses, advertising, sales literature and other purposes, $49,035 was paid as sales commissions to unrelated broker-dealers and none was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Distributors.

      Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended February 28, 1998 the contingent deferred sales charges received by JH Funds amounted to $6,334.

      In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets, to reimburse

======================= NOTES TO FINANCIAL STATEMENTS ==========================

               John Hancock Funds - New York Tax-Free Income Fund

JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

      The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

      The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

      Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At February 28, 1998 the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $416.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended February 28, 1998, aggregated $17,753,472 and $17,287,811, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended February 28, 1998.

      The cost of investments owned at February 28, 1998 for federal income tax purposes was $52,776,893. Gross unrealized appreciation and depreciation of investments aggregated $4,919,653 and $44,334 respectively, resulting in net unrealized appreciation of $4,875,319.

================================================================================

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      This report is for the information of shareholders of the John Hancock New
York Tax-Free Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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